GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

Goodwill relates to the PIDS operating unit within the Products segment, BAZ reporting unit within the Project segment and the Cyber security and Video reporting units, both within the Video and Cyber security segment.

Changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 are as follows:

	Products	Video and Cyber security	Projects	Total

As of January 1, 2017	$3,305	$8,545	$-	$11,850

Foreign currency translation adjustments	165	677	-	842

As of December 31, 2017	3,470	9,222	-	12,692

Acquisition of ESC BAZ	-	-	255	255
Impairment of goodwill (See Note 2k.)	-	(979)	-	(979)
Foreign currency translation adjustments	(105)	(727)	(16)	(848)

As of December 31, 2018	$3,365	$7,516	$239	$11,120